Inventories	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
INVENTORIES
5.	INVENTORIES

	December 31,	December 31,
	2024	2023
Raw materials	$313,676	$430,004
Finished goods	84,253	240,467
	397,929	670,471
Less: Reserve	(25,059)	(56,833)
	$372,870	$613,638

For the year ended December 31, 2024, 2023 and 2022, the Company recorded an inventory write down of $186,339, $76,682 and $0, respectively, due to expiration of raw materials.